Significant Judgments and Estimates (Narrative) (Details)	12 Months Ended
Apr. 30, 2025
Bottom of range [Member]
Significant Judgments And Estimates [Line Items]
Discount for lack of marketability rate	7.78%
Top of range [Member]
Significant Judgments And Estimates [Line Items]
Discount for lack of marketability rate	19.18%